CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings (loss) for the year	$ (31,476)	$ 6,123
Items not affecting cash:
Share-based compensation	3,242	3,617
Depreciation	31,126	28,789
Deferred income tax expense (recovery)	(3,415)	786
Unrealized foreign exchange loss	5,370	1,421
Finance costs	1,544	1,398
Interest income	(7,515)	0
Accretion of loans receivable	(282)	(395)
Long term employee benefits	(90)	1,508
Write off of exploration properties	181	435
Unrealized loss on derivative liabilities	26,859	0
(Gain) loss on asset disposal	(69)	(7,072)
(Gain) loss on other investments	1,773	2,522
Performance and deferred share units settled in cash	0	(2,118)
Net changes in non-cash working capital	(8,135)	(25,243)
Cash from operating activities	19,113	11,771
Investing activities
Proceeds from disposal of property, plant and equipment	69	7,567
Payment for mineral properties, plant and equipment	(195,386)	(117,787)
Purchase of other investments	0	(73)
Proceeds from disposal of other investments	3,292	2,451
Investment in non-current deposits	0	(153)
Proceeds from loan receivable	1,050	800
Interest received	7,515	0
Cash used in investing activities	(183,460)	(107,195)
Financing activities
Repayment of loans payable	(4,081)	(5,991)
Repayment of lease liabilities	(404)	(342)
Interest paid	(4,168)	(822)
Net proceeds from public equity offerings	122,373	60,666
Proceeds from exercise of options	3,957	2,453
Proceeds from loans payable	120,000	0
Payment of deferred financing fees	(1,677)	(7,545)
Performance and deferred share units withholding tax settlement	0	(294)
Cash from financing activities	236,000	48,125
Effect of exchange rate change on cash and cash equivalents	(505)	(806)
Increase (decrease) in cash and cash equivalents	71,148	(48,105)
Cash and cash equivalents, beginning of the year	35,286	83,391
Cash and cash equivalents, end of the year	$ 106,434	$ 35,286